Issued share capital, share premium account and share options (Details) - EUR (€) € / shares in Units, € in Millions	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Disclosure of classes of share capital [line items]
Authorized capital	€ 10.7		€ 11.2	€ 10.7
Issued capital	6.7		6.5	6.8
Ordinary shares
Disclosure of classes of share capital [line items]
Authorized capital	€ 9.3		€ 9.8	€ 9.3
Number of shares authorized	1,550,000,000		1,550,000,000	1,550,000,000
Par value		€ 11.35
Issue of ordinary equity shares	1,128,062,028	35,200,000	1,089,181,737	1,133,395,322
Issued capital	€ 6.7		€ 6.5	€ 6.8
Authorized/Share Capital reorganization, ordinary shares
Disclosure of classes of share capital [line items]
Par value	€ 0.00600		€ 0.00600	€ 0.00600
Allotted, called-up and fully paid, ordinary shares
Disclosure of classes of share capital [line items]
Par value	€ 0.00600		€ 0.00600	€ 0.600
Class B share
Disclosure of classes of share capital [line items]
Authorized capital	€ 0.7		€ 0.7	€ 0.7
Number of shares authorized	1,368,000,000		1,368,000,000	1,368,000,000
Par value	€ 0.00050		€ 0.00050	€ 0.00050
Deferred Share
Disclosure of classes of share capital [line items]
Authorized capital	€ 0.7		€ 0.7	€ 0.7
Number of shares authorized	1,368,000,000		1,368,000,000	1,368,000,000
Par value	€ 0.00050		€ 0.00050	€ 0.00050